UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21584

The Victory Institutional Funds
(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, Ohio		43219
(Address of principal executive offices)		(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		614-470-8000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2013

Item 1. Schedule of Investments.

The Victory Institutional Funds	Schedule of Portfolio Investments
Institutional Diversified Stock Fund	January 31, 2013

(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.9%)
Consumer Discretionary (17.5%):
CarMax, Inc. (a)	173,790	$6,851
CBS Corp., Class B	224,630	9,372
Comcast Corp., Class A	236,190	8,994
Costco Wholesale Corp.	99,940	10,228
General Motors Co. (a)	503,790	14,151
Las Vegas Sands Corp.	99,630	5,505
Lowe’s Cos., Inc.	152,540	5,825
Priceline.com, Inc. (a)	11,380	7,801
Starbucks Corp.	220,000	12,346
The Walt Disney Co.	185,640	10,002
Viacom, Inc., Class B	316,530	19,103
		110,178
Consumer Staples (8.5%):
Anheuser-Busch InBev NV, Sponsored ADR	139,180	12,331
Kraft Foods Group, Inc.	159,065	7,352
Mead Johnson Nutrition Co.	137,440	10,446
The Procter & Gamble Co.	312,790	23,509
		53,638
Energy (8.8%):
Anadarko Petroleum Corp.	170,760	13,664
Halliburton Co.	303,140	12,332
Occidental Petroleum Corp.	155,290	13,707
Schlumberger Ltd.	196,474	15,335
		55,038
Financials (14.4%):
Citigroup, Inc.	447,670	18,874
JPMorgan Chase & Co.	444,770	20,926
MetLife, Inc.	389,367	14,539
PNC Financial Services Group, Inc.	126,000	7,787
The Goldman Sachs Group, Inc.	66,120	9,776
Wells Fargo & Co.	530,000	18,460
		90,362
Health Care (13.0%):
Baxter International, Inc.	155,640	10,559
Express Scripts Holding Co. (a)	326,080	17,419
Johnson & Johnson	224,870	16,622
Medtronic, Inc.	135,240	6,302
Merck & Co., Inc.	250,275	10,825
Pfizer, Inc.	724,090	19,753
Zoetis, Inc.	5,593	146
		81,626
Industrials (15.1%):
Boeing Co.	217,930	16,098
Cummins, Inc.	90,950	10,444
Danaher Corp.	194,620	11,664
General Dynamics Corp.	153,510	10,178
Honeywell International, Inc.	114,170	7,791
Norfolk Southern Corp.	145,580	10,026
Parker Hannifin Corp.	127,690	11,871
United Parcel Service, Inc., Class B	98,100	7,778
W.W. Grainger, Inc.	40,850	8,898
		94,748
Information Technology (18.5%):
Agilent Technologies, Inc.	146,240	6,549
Altera Corp.	277,410	9,271
Apple, Inc.	57,200	26,044

See notes to schedules of investments.

Security Description	Shares	Value
Applied Materials, Inc.	618,000	$7,978
Citrix Systems, Inc. (a)	138,000	10,096
Cognizant Technology Solutions Corp., Class A (a)	104,560	8,175
eBay, Inc. (a)	114,330	6,394
EMC Corp. (a)	180,000	4,430
Google, Inc., Class A (a)	25,110	18,975
Microchip Technology, Inc.	189,000	6,322
TE Connectivity Ltd.	312,650	12,156
		116,390
Materials (4.1%):
Air Products & Chemicals, Inc.	121,000	10,579
Monsanto Co.	65,431	6,631
The Dow Chemical Co.	264,620	8,521
		25,731
Total Common Stocks (Cost $557,126)		627,711

Investment Companies (0.7%)
Federated Treasury Obligations Fund, Institutional Shares, 0.01% (b)	4,591,613	4,592

Total Investment Companies (Cost $4,592)		4,592

Total Investments (Cost $561,718) — 100.6%		632,303

Liabilities in excess of other assets — (0.6)%		(3,573)

NET ASSETS — 100.0%		$628,730

(a)	Non-income producing security.

(b)	Rate disclosed is the daily yield on 1/31/13.

ADR	American Depositary Receipt

See notes to schedules of investments.

The Victory Institutional Funds

Notes to Schedule of Portfolio Investments

January 31, 2013 (Unaudited)

1.  Federal Tax Information:

At January 31, 2013, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation were as follows (in thousands):

	Cost of			Net
	Investments	Gross	Gross	Unrealized
	for Federal	Unrealized	Unrealized	Appreciation/
	Tax Purposes	Appreciation	Depreciation	Depreciation
Institutional Diversified Stock Fund	$561,963	$72,660	$(2,320)	$70,340

2.  Significant Accounting Policies:

The following is a summary of significant accounting policies followed by The Victory Institutional Funds (the “Trust”) in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.  The Trust currently offers shares of one fund, the Institutional Diversified Stock Fund (the “Fund”).

Securities Valuation:

The Fund records investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Fund’s investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates, applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Portfolio securities listed or traded on securities exchanges, including American Depositary Receipts (“ADRs”), are valued at the closing price on the exchange or system where the security is principally traded or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Debt securities of U.S. issuers (other than short-term investments maturing in 60 days or less), including corporate and municipal securities, are valued on the basis of bid valuations provided by dealers or an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). Short-term investments maturing in 60 days or less may be valued at amortized cost, which approximates market value. These valuations are typically categorized as Level 2 in the fair value hierarchy.

Investments in other open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 or Level 2 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in good faith by the Pricing Committee under the direction of the Board.  These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy.

For the period ended January 31, 2013, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2013, while the breakdown, by category, of common stocks is disclosed on the Schedule of Portfolio Investments (in thousands):

Fund Name	LEVEL 1 — Quoted Prices	LEVEL 2 — Other Significant Observable Inputs	Total
Institutional Diversified Stock Fund
Common Stocks	$627,711	$—	$627,711
Investment Companies		4,592	4,592
Total	627,711	4,592	632,303

The Trust determines significant transfers between fair value hierarchy levels at the reporting period end.  There were no significant transfers between Levels as of January 31, 2013.

Securities Transactions and Related Income:

Changes in holdings of portfolio securities are accounted for no later than one business day following the trade date. For financial reporting purposes, however, portfolio security transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

3. Risks:

The Fund will be subject to credit risk with respect to the amount it expects to receive from counterparties to financial instruments entered into by the Fund. The Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Fund may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund typically enters into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Fund’s adviser, Victory Capital Management Inc., to be of comparable quality.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Victory Institutional Funds

By (Signature and Title)	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date	March 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael D. Policarpo, II
Michael D. Policarpo, II, President

Date	March 26, 2013

By (Signature and Title)	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer

Date	March 26, 2013